Segments - Summary of Results by Segment (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) employee	Dec. 31, 2020 GBP (£) employee		Dec. 31, 2019 GBP (£) employee
Disclosure of operating segments [line items]
Net interest income/(expense)	£ 3,997	£ 3,381	[1]	£ 3,227	[1]
Non-interest income	547	454		805
Total operating income/(expense)	4,544	3,835		4,032
Operating expenses before credit impairment write-backs/losses, provisions and charges	(2,540)	(2,425)	[1]	(2,466)	[1]
Credit impairment write-backs	233	(639)	[1]	(198)	[1]
Provisions for other liabilities and charges	(379)	(263)	[1]	(428)	[1]
Total operating credit impairment write-backs/losses, provisions and charges	(146)	(902)	[1]	(626)	[1]
Profit from continuing operations before tax	1,858	508	[1]	940	[1]
Revenue from external customers	4,544	3,835		4,032
Inter-segment revenue	4,544	3,835	[1]	4,032	[1]
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees	478	484		754
Insurance, protection and investments	67	65		69
Credit cards	73	66		86
Non-banking and other fees	76	66		134
Total fee and commission income	694	681	[1]	1,043	[1]
Fee and commission expense	(414)	(363)	[1]	(416)	[1]
Net fee and commission income/(expense)	280	318		627
Customer loans	210,616	210,369		205,298
Total assets	293,676	299,064		288,488
Customer deposits	192,176	191,732		177,821
Total liabilities	£ 277,298	£ 282,819		£ 272,147
Average number of full-time equivalent staff | employee	19,844	22,139		23,706
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Inter-segment revenue	£ 0	£ 0		£ 0
Retail Banking
Disclosure of operating segments [line items]
Net interest income/(expense)	3,374	2,758		2,581
Non-interest income	201	245		531
Total operating income/(expense)	3,575	3,003		3,112
Operating expenses before credit impairment write-backs/losses, provisions and charges	(1,703)	(1,792)		(1,860)
Credit impairment write-backs	98	(264)		(129)
Provisions for other liabilities and charges	(187)	(160)		(273)
Total operating credit impairment write-backs/losses, provisions and charges	(89)	(424)		(402)
Profit from continuing operations before tax	1,783	787		850
Revenue from external customers	4,061	3,685		3,748
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees	428	442		711
Insurance, protection and investments	67	65		69
Credit cards	73	66		86
Non-banking and other fees	2	3		33
Total fee and commission income	570	576		899
Fee and commission expense	(384)	(337)		(372)
Net fee and commission income/(expense)	186	239		527
Customer loans	185,608	178,451		171,078
Total assets	193,214	186,226		178,665
Customer deposits	156,991	152,167		142,735
Total liabilities	£ 157,622	£ 152,687		£ 143,570
Average number of full-time equivalent staff | employee	16,149	18,198		19,669
Retail Banking | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Inter-segment revenue	£ (486)	£ (682)		£ (636)
Consumer Finance
Disclosure of operating segments [line items]
Net interest income/(expense)	233	264		246
Non-interest income	178	127		155
Total operating income/(expense)	411	391		401
Operating expenses before credit impairment write-backs/losses, provisions and charges	(163)	(166)		(179)
Credit impairment write-backs	33	(44)		(27)
Provisions for other liabilities and charges	4	(8)		(8)
Total operating credit impairment write-backs/losses, provisions and charges	37	(52)		(35)
Profit from continuing operations before tax	285	173		187
Revenue from external customers	489	501		525
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees	0	0		0
Insurance, protection and investments	0	0		0
Credit cards	0	0		0
Non-banking and other fees	10	10		13
Total fee and commission income	10	10		13
Fee and commission expense	0	0		0
Net fee and commission income/(expense)	10	10		13
Customer loans	4,984	8,025		7,684
Total assets	8,873	11,143		10,748
Customer deposits	0	0		0
Total liabilities	£ 1,173	£ 2,397		£ 2,748
Average number of full-time equivalent staff | employee	670	640		612
Consumer Finance | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Inter-segment revenue	£ (78)	£ (110)		£ (124)
Corporate & Commercial Banking
Disclosure of operating segments [line items]
Net interest income/(expense)	401	363		422
Non-interest income	109	94		109
Total operating income/(expense)	510	457		531
Operating expenses before credit impairment write-backs/losses, provisions and charges	(365)	(324)		(334)
Credit impairment write-backs	91	(294)		(45)
Provisions for other liabilities and charges	(34)	(6)		(24)
Total operating credit impairment write-backs/losses, provisions and charges	57	(300)		(69)
Profit from continuing operations before tax	202	(167)		128
Revenue from external customers	553	549		633
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees	50	42		43
Insurance, protection and investments	0	0		0
Credit cards	0	0		0
Non-banking and other fees	62	50		65
Total fee and commission income	112	92		108
Fee and commission expense	(22)	(22)		(24)
Net fee and commission income/(expense)	90	70		84
Customer loans	16,997	17,626		18,391
Total assets	16,997	17,626		18,391
Customer deposits	25,597	24,985		20,546
Total liabilities	£ 25,613	£ 25,011		£ 20,572
Average number of full-time equivalent staff | employee	2,281	2,405		2,464
Corporate & Commercial Banking | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Inter-segment revenue	£ (43)	£ (92)		£ (102)
Corporate & Investment Banking
Disclosure of operating segments [line items]
Net interest income/(expense)	0	0		0
Non-interest income	0	0		0
Total operating income/(expense)	0	0		0
Operating expenses before credit impairment write-backs/losses, provisions and charges	0	0		0
Credit impairment write-backs	0	0		0
Provisions for other liabilities and charges	0	0		0
Total operating credit impairment write-backs/losses, provisions and charges	0	0		0
Profit from continuing operations before tax	0	0		0
Revenue from external customers	0	0		0
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees	0	0		0
Insurance, protection and investments	0	0		0
Credit cards	0	0		0
Non-banking and other fees	0	0		0
Total fee and commission income	0	0		0
Fee and commission expense	0	0		0
Net fee and commission income/(expense)	0	0		0
Customer loans	0	2,784		4,041
Total assets	0	2,784		4,046
Customer deposits	0	6,506		6,102
Total liabilities	£ 0	£ 6,517		£ 6,233
Average number of full-time equivalent staff | employee	528	716		804
Corporate & Investment Banking | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Inter-segment revenue	£ 0	£ 0		£ 0
Corporate Centre
Disclosure of operating segments [line items]
Net interest income/(expense)	(11)	(4)		(22)
Non-interest income	59	(12)		10
Total operating income/(expense)	48	(16)		(12)
Operating expenses before credit impairment write-backs/losses, provisions and charges	(309)	(143)		(93)
Credit impairment write-backs	11	(37)		3
Provisions for other liabilities and charges	(162)	(89)		(123)
Total operating credit impairment write-backs/losses, provisions and charges	(151)	(126)		(120)
Profit from continuing operations before tax	(412)	(285)		(225)
Revenue from external customers	(559)	(900)		(874)
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees	0	0		0
Insurance, protection and investments	0	0		0
Credit cards	0	0		0
Non-banking and other fees	2	3		23
Total fee and commission income	2	3		23
Fee and commission expense	(8)	(4)		(20)
Net fee and commission income/(expense)	(6)	(1)		3
Customer loans	3,027	3,483		4,104
Total assets	74,592	81,285		76,638
Customer deposits	9,588	8,074		8,438
Total liabilities	£ 92,890	£ 96,207		£ 99,024
Average number of full-time equivalent staff | employee	216	180		157
Corporate Centre | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Inter-segment revenue	£ 607	£ 884		£ 862

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.